Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	001-33125
Entity Registrant Name	Silver bull resources, inc.
Entity Central Index Key	0001031093
Entity Tax Identification Number	91-1766677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	777 Dunsmuir Street
Entity Address, Address Line Two	Suite 1610
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7Y 1K4
City Area Code	604
Local Phone Number	687-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false